Commitment and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Restructuring and Related Costs	See the table below for a breakout of restructuring costs incurred by segment and by nature of cost incurred:

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
ASC
Severance	$5	$6	$1
Facility abandonment	—	—	3
Inventory	—	—	2
Total ASC	5	6	6
IMS
Severance	—	—	2
Facility abandonment	—	6	6
Inventory	—	—	5
Total IMS	—	6	13
Corporate
Severance	—	—	—
Facility abandonment	—	—	1
Inventory	—	—	—
Total Corporate	—	—	1
Total	$5	$12	$20
The following is a summary of changes in the restructuring provision balance during the years ended December 31, 2020 and 2021:

(Dollars in millions)
Balance at January 1, 2020	$4
Additional provision	12
Reversal and utilization	(15)
Balance at December 31, 2020	1
Additional provision	5
Reversal and utilization	(2)
Balance at December 31, 2021	$4

Schedule of Product Warranty Liability	The following is a summary of changes in the product warranty balances during the period ended June 30, 2022:

(Dollars in millions)
Balance as of December 31, 2021	$19
Additional provision	6
Reversal and utilization	(6)
Balance as of June 30, 2022	19
The following is a summary of changes in the product warranty balances during the years ended December 31, 2020 and 2021:

(Dollars in millions)
Balance at January 1, 2020	$13
Additional provision	16
Reversal and utilization	(12)
Balance at December 31, 2020	17
Additional provision	17
Reversal and utilization	(15)
Balance at December 31, 2021	$19